UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2021

Miller Income Fund

Class A  LMCJX

Class C  LCMNX

Class FI  LMCKX

Class I  LMCLX

Class IS  LMCMX

Table of contents

Miller Income Fund
Manager commentary	1
Fund at a glance	5
Fund expenses	6
Schedule of investments	8
Statement of assets and liabilities	12
Statement of operations	14
Statement of changes in net assets	15
Financial highlights	16
Notes to financial statements	21
Additional information	30
Privacy notice	31
Directory of funds' service providers	Back Cover

Miller Income Fund 2021 Semi-Annual Report

Miller Income Fund manager commentary

In the first six months of the Fund's fiscal year, the Miller Income Fund's I-shares returned 40.24% versus 7.44% for the ICE BofA Merrill Lynch US High Yield Index. The ongoing recovery from the sharpest economic drop in the trailing century helped fuel our performance, while many income-producing assets typically considered "safe" did not fare as well and still do not appear compelling. This idea is worth reiterating in the context of the current macroeconomic backdrop, as we believe the argument for alternative, actively managed income remains strong.

There have been many extremes in markets lately, but one of the period's most noteworthy outliers was the performance of long-dated US government bonds in the first quarter of 2021. According to S&P, thirty-year US treasury bonds futures lost 9.85% in the first quarter, marking the asset's worst calendar-quarter performance in over forty years. This is a rough tumble for something that most investors buy for its low volatility, when you consider that often endowment portfolio architects expect, on average, a mid-single-digit return with high-single-digit volatility. Put differently, the first 90 days of 2021 were worse for long-dated bonds than most would expect over the course of 97.5% of the years, if you are a quantitatively inclined, mean-variance portfolio theorist. The only other calendar quarter on record that was worse than the current one was Q3 of 1980, which happened to be within spitting distance of another extreme — the peak in long rates which occurred a year later. Unique levels of volatility and extremes often appear in unison, and the violent moves of late may be suggesting that we have seen the bottom in long rates.

The outlook for long-dated bonds still does not appear compelling either. The Federal Open Market Committee, which sets monetary policy, changed its process last year to account for the fact that "the level of the federal funds rate consistent with maximum employment and price stability over the longer run has declined relative to its historical average." In other words, rates are going to stay lower for even longer.

Careful readers of Federal Reserve communications statements will also note another important but often overlooked change to the policy — namely, the Fed's emphasis on the full employment mandate supersedes the price stability mandate. The Committee conveyed this by reversing the order of the discussion in the January 2021 policy statement and by specifically calling out this change on the website.1 The current headline unemployment rate of 6.0% does not tell the whole story. Committee members are quick to flag that the U-6 rate, which attempts to capture part-time and underemployed workers, shows a still-elevated rate of 10.7%, almost 60% above readings observed at the beginning of 2020.

1  https://www.federalreserve.gov/monetarypolicy/guide-to-changes-in-statement-on-longer-run-goals-monetary-policy-strategy.htm

Miller Income Fund 2021 Semi-Annual Report

Miller Income Fund manager commentary (cont'd)

While the outlook for "safe" US government bonds is better today than it was six months ago, that's not saying much. After a year of limited consumption, the world has significant pent-up demand now being met with record fiscal and monetary stimulus. Still, as of this writing, ten-year US government bonds are priced to return 1.6% per year, while the Federal Open Market Committee wants prices to rise by at least 2% each year. Buyers of ten-year US government bonds likely face two choices: 1) lose purchasing power slowly (if they hold to maturity), or 2) lose it quickly (if nominal rates rise to the point where US government bonds appear able to generate a positive real rate of return). Maybe today's buyers of US government bonds are betting that inflation cannot get to 2%. However, a simple hypothetical example would seem to demonstrate that "fighting the Fed" is not a great idea. Imagine if policymakers injected $1 million into each adult's bank account tonight. By tomorrow, the prices of desirable goods and experiences would likely be materially higher than they are today (those that are not already sold out). There are impediments to enacting this exact policy, but the example conveys the idea that printing enough money should, indeed, lead to inflation.

While some of the "safest" fixed income assets appear well-bid, our benchmark does not look compelling either. The high-yield universe now yields 4.0%. That means that if you buy a high-yield ETF and hold it for approximately five years, you would expect to earn 4% annually before inflation, defaults and fees. Markets suggest inflation is likely to average ~2.6% per year over the next five years, which would imply a 1.4% real rate of return, assuming no defaults. However, high-yield default rates have rarely been lower than 2%, which would wipe out any real return, and high-yield ETFs also have fees that approach 0.5%.

So what's an investor looking for a little yield to do? Our concentrated portfolio offers investors a starting current cash yield above the yield-to-worst on the high yield index.2 We believe everything we own is undervalued, which means we hope to generate some capital appreciation on top of our current yield over a multi-year time horizon, assuming a normal, growing economy. We do this by looking for and attempting to own yield that is misunderstood or mispriced for behavioral reasons. Our own personal capital comprises a substantial portion of the Fund's assets, so our interests align with shareholders as we eat our own cooking. As always, we remain optimistic and truly appreciate your support.

Bill Miller IV, CFA, CMT April 19, 2021

2  The current yield of the Fund (Class I) was 5.5% and the yield-to-worst of the ICE BofA Merrill Lynch High Yield Master II Index was 4.5% as of 3/31/21.

Miller Income Fund 2021 Semi-Annual Report

Average Annual Total Returns and Expenses (%) — as of 3/31/2021

			Without Sales Charges			30-Day SEC Yield
	6 mos	1 Yr	3 Yr	5 Yr	Inception[1]	w/ Waiver	w/o Waiver
Class A	40.00	84.61	9.49	11.86	5.49	4.07	4.05
Class C	39.35	83.09	8.70	11.01	4.73	3.58	3.55
Class FI	40.04	84.41	9.63	11.92	5.48	4.37	4.34
Class I	40.24	85.25	9.85	12.19	5.78	4.59	4.57
Class IS	40.11	85.14	9.91	12.16	5.84	4.65	4.62
ICE BofAML HY Master II Index	7.44	23.31	6.53	7.94	5.27	—	—
			With Max Sales Charges
		1 Yr	3 Yr	5 Yr	Inception[1]
Class A	31.91	74.10	7.36	10.54	4.61	4.07	4.05
Class C	38.35	82.09	8.70	11.01	4.73	3.58	3.55

  Performance greater than one year is annualized.

1  Fund incepted on 2/28/2014

Gross (Net) Expenses (%): Class A 1.31 (1.23); Class C 2.05 (1.97); Class FI 1.26 (1.20); Class I 1.05 (0.95), Class IS 0.99 (0.88). Miller Value Partners, LLC (the "Adviser") has agreed to waive fees and/or reimburse operating expenses (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2022, so that such annual operating expenses will not exceed 0.89%, subject to recapture as described below. Separately, with respect to Class I only, the Adviser has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95%. Expense ratios are current to the most recent prospectus dated January 31, 2021. Net expenses are applicable to investors.

Performance shown represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate so shares, when redeemed, may be worth more or less than the original cost. Class A shares have a maximum front end sales charge of 5.75%. Class C shares have a one year contingent deferred sales charge (CDSC) of 1.0%. If sales charges were included, performance shown would be lower. Total returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Total return figures are based on the NAV per share applied to shareholder subscriptions and redemptions, which may differ from the NAV per share disclosed in Fund shareholder reports. Performance would have been lower if fees had not been waived in various periods. Numbers may be the same due to rounding. YTD is calculated from January 1 of the reporting year. All classes of shares may not be available to all investors or through all distribution channels. For the most recent month-end information, please call 888-593-5110.

The ICE BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment-grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody's and S&P. It is not possible to invest in an index. The yield to worst (YTW) is the lowest potential yield that can be received on a bond without the issuer actually defaulting. Current Yield represents the distributed net investment income plus any returned capital for the period, annualized and divided by the net asset value per share at the end of the period.

Miller Income Fund 2021 Semi-Annual Report

Miller Income Fund manager commentary (cont'd)

Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small and mid-cap investments. Asset-backed, mortgage backed or mortgage-related securities are subject to prepayment and extension risks. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed income securities involve interest rate, credit, inflation, and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed-income securities falls. High yield bonds are subject to greater price volatility, illiquidity, and may magnify the Fund's losses from events affecting a particular issuer. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of the Fund's holdings. Possibility of default. As a non-diversified Fund, it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Fund's losses from events affecting a particular issuer. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of the Fund's holdings.

Distributed by Foreside Distributors, LLC. Mutual fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a prospectus

Miller Income Fund 2021 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

Miller Income Fund 2021 Semi-Annual Report

Fund expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2020 and held for the six months ended March 31, 2021.

Actual Expenses

The table below titled "Based on total actual return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical Example for Comparison Purposes

The table below titled "Based on hypothetical actual return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Miller Income Fund 2021 Semi-Annual Report

Based on total actual return1

	Actual Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	40.00%	$1,000.00	$1,400.00	1.21%	$7.24
Class C	39.35	1,000.00	1,393.50	1.95	11.64
Class FI	40.04	1,000.00	1,400.40	1.18	7.06
Class I	40.24	1,000.00	1,402.40	0.95	5.69
Class IS	40.11	1,000.00	1,401.10	0.90	5.39

Based on hypothetical actual return1

	Hypothetical Total Return Without Sales Charges[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.90	1.21%	$6.09
Class C	5.00	1,000.00	1,015.21	1.95	9.80
Class FI	5.00	1,000.00	1,019.05	1.18	5.94
Class I	5.00	1,000.00	1,020.19	0.95	4.78
Class IS	5.00	1,000.00	1,020.44	0.90	4.53

1  For the six months ended March 31, 2021.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value or does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CSDC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Miller Income Fund 2021 Semi-Annual Report

Schedule of Investments (unaudited)

March 31, 2021

Miller Income Fund

Security	Shares	Value
Common Stocks — 48.2%
Consumer Discretionary — 5.7%
Diversified Consumer Services — 3.8%
H&R Block Inc.	420,000	$9,156,000
Specialty Retail — 1.9%
Chico's FAS Inc.	1,390,900	4,603,879
Total Consumer Discretionary		13,759,879
Consumer Staples — 2.5%
Tobacco — 2.5%
British American Tobacco PLC	158,300	6,053,796
Total Consumer Staples		6,053,796
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Ultra Resources Escrow Position	11,195	—
Total Energy		—
Financials — 22.1%
Banks — 3.8%
Citigroup Inc.	45,000	3,273,750
Sberbank of Russia PJSC — ADR	379,500	5,848,095
Total Banks		9,121,845
Capital Markets — 10.6%
Apollo Global Management Inc., Class A Shares	230,000	10,812,300
Carlyle Group Inc/The	120,000	4,411,200
Lazard Ltd., Class A Shares	133,200	5,795,532
Sculptor Capital Management Inc.	207,400	4,537,912
Total Capital Markets		25,556,944
Consumer Finance — 3.9%
OneMain Holdings Inc.	172,700	9,277,444
Mortgage Real Estate Investment Trusts (REITs) — 3.7%
Chimera Investment Corp.	704,400	8,945,880
Thrifts & Mortgage Finance — 0.1%
Home Point Capital Inc.	15,153	140,923
Total Financials		53,043,036
Health Care — 2.9%
Pharmaceuticals — 2.9%
Viatris Inc.	500,000	6,985,000
Total Health Care		6,985,000
Industrials — 6.0%
Commercial Services & Supplies — 2.8%
Pitney Bowes Inc.	605,000	4,985,200
Quad/Graphics Inc.	477,800	1,686,634
Total Commercial Services & Supplies		6,671,834

Miller Income Fund 2021 Semi-Annual Report

Miller Income Fund

Security			Shares	Value
Marine — 3.2%
Atlas Corp.			560,000	$7,644,000
Total Industrials				14,315,834
Materials — 6.3%
Chemicals — 4.7%
Chemours Co/The			404,600	11,292,386
Metals & Mining — 1.6%
Alrosa PJSC			2,678,100	3,745,656
Total Materials				15,038,042
Real Estate — 2.7%
Equity Real Estate Investment Trusts (REITs) — 2.7%
GEO Group Inc/The			830,600	6,445,456
Total Real Estate				6,445,456
Total Common Stocks (Cost — $89,089,186)				115,641,043
	Rate	Maturity Date
Preferred Stock — 1.1%
Industrials — 1.1%
Electrical Equipment — 1.1%
Babcock & Wilcox Enterprises Inc.	8.125%	2/28/26	100,000	2,649,000
Total Preferred Stock (Cost — $2,500,000)				2,649,000
			Face Amount
Convertible Bond — 2.3%
Information Technology — 2.3%
Software — 2.3%
MicroStrategy Inc.(a)	0.750%	12/15/25	$2,800,000	5,437,040
Total Convertible Bond (Cost — $2,800,000)				5,437,040
Corporate Bonds — 44.5%
Communication Services — 3.9%
Diversified Telecommunication Services — 3.9%
Lumen Technologies Inc.	7.600%	9/15/39	8,025,000	9,228,750
Total Communication Services				9,228,750
Consumer Discretionary — 12.5%
Leisure Products — 1.1%
Mattel Inc.	6.200%	10/1/40	2,250,000	2,688,750
Multiline Retail — 5.8%
Macy's Retail Holdings LLC	6.375%	3/15/37	5,400,000	5,209,513
Nordstrom Inc.	7.000%	1/15/38	4,620,000	5,280,383
Nordstrom Inc.	5.000%	1/15/44	3,350,000	3,306,674
Total Multiline Retail				13,796,570

Miller Income Fund 2021 Semi-Annual Report

Schedule of Investments (unaudited) (cont'd)

March 31, 2021

Miller Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Specialty Retail — 5.6%
Bed Bath & Beyond Inc.	5.165%	8/1/44	$14,609,000	$13,367,235
Total Consumer Discretionary				29,852,555
Energy — 8.1%
Oil, Gas & Consumable Fuels — 8.1%
Alliance Resource Operating Partners LP(a)	7.500%	5/1/25	14,291,000	13,362,085
NGL Energy Partners LP	7.500%	4/15/26	4,000,000	3,420,000
Occidental Petroleum Corp.	4.400%	4/15/46	3,000,000	2,549,430
Total Oil, Gas & Consumable Fuels				19,331,515
Total Energy				19,331,515
Financials — 3.8%
Consumer Finance — 3.8%
Curo Group Holdings Corp.(a)	8.250%	9/1/25	8,980,000	9,047,350
Total Financials				9,047,350
Health Care — 3.9%
Pharmaceuticals — 3.9%
Endo Finance LLC(a)	6.000%	6/30/28	5,852,000	4,857,160
Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/46	5,150,000	4,539,941
Total Pharmaceuticals				9,397,101
Total Health Care				9,397,101
Industrials — 4.1%
Commercial Services & Supplies — 4.1%
Pitney Bowes Inc.(a)	7.250%	3/15/29	10,000,000	9,900,000
Total Industrials				9,900,000
Information Technology — 0.6%
Technology Hardware, Storage & Peripherals — 0.6%
Diebold Nixdorf Inc.	8.500%	4/15/24	1,544,000	1,584,530
Total Information Technology				1,584,530
Materials — 2.6%
Metals & Mining — 2.6%
Cleveland-Cliffs Inc.	6.250%	10/1/40	6,445,000	6,251,650
Total Materials				6,251,650

Miller Income Fund 2021 Semi-Annual Report

Miller Income Fund

Security	Rate	Maturity Date	Face Amount	Value
Real Estate — 5.0%
Equity Real Estate Investment Trusts (REITs) — 5.0%
GEO Group Inc/The	5.125%	4/1/23	$425,000	$376,125
GEO Group Inc/The	5.875%	10/15/24	14,650,000	11,793,250
Total Equity Real Estate Investment Trusts (REITs)				12,169,375
Total Real Estate				12,169,375
Total Corporate Bonds (Cost — $90,676,294)				106,762,826
Total Investments — 96.1% (Cost — $185,065,480)				230,489,909
Other Assets in Excess of Liabilities — 3.9%				9,382,432
Total Net Assets — 100.0%				$239,872,341

ADR — American Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

(a)  Security was purchased to rule 144 under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost $185,065,480)	$230,489,909
Cash	647
Investment securities sold	8,364,699
Dividends and interest receivable	2,399,568
Receivable for fund shares sold	210,833
Deposits Pending Offering	2,500,000
Prepaid expenses	58,700
Total Assets	244,024,356
Liabilities:
Payables:
Investment securities purchased	140,920
Payable for fund shares repurchased	149,292
Line of credit payable	3,559,000
Investment management fees payable	137,170
Service and/or distribution fees payable	28,248
Accrued other expenses	137,385
Total Liabilities	4,152,015
Total Net Assets	$239,872,341
Net Assets:
Paid-in capital	$235,813,682
Total accumulated gain	4,058,659
Total Net Assets	$239,872,341

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

Net Assets:
Class A	$35,606,804
Class C	$34,464,900
Class FI	$193,889
Class I	$112,087,077
Class IS	$57,519,671
Shares Outstanding:
Class A	4,101,075
Class C	3,972,705
Class FI	22,332
Class I	12,929,092
Class IS	6,638,230
Net Asset Value:
Class A (and redemption price)	$8.68
Class C *	$8.68
Class FI (and redemption price)	$8.68
Class I (and redemption price)	$8.67
Class IS (and redemption price)	$8.66
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$9.21

*  Redemption price per share of Class C shares is NAV reduced by 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3)

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Dividends and distributions (Net of foreign tax of $55,551)	$3,220,407
Return of capital (Note 2(c))	(62,604)
Net Dividends and Distributions	3,157,803
Interest	4,298,122
Total Investment Income	7,455,925
Expenses:
Investment management fee (Note 3)	734,607
Distribution fees (Note 5)	198,587
Transfer agent expenses	70,837
Administration fees	58,737
Shareholder servicing fees (Note 5)	46,226
Registration fees	39,916
Custody fees	20,455
Shareholder reports	16,925
Legal fees	16,670
Audit and tax fees	8,727
Trustees' fees	7,902
Compliance fees	6,628
Insurance	2,124
Interest expense (Note 8)	5,843
Miscellaneous expenses	5,668
Total Expenses	1,239,852
Less: Fee waivers and/or expense reimbursement (Note 3)	(55,197)
Net Expenses	1,184,655
Net Investment Income	6,271,270
Realized and Unrealized Gain/(Loss) on Investments (Notes 2 and 7):
Net Realized Gain From:
Investment transactions	8,086,982
REIT distributions	—
Net Realized Gain	8,086,982
Net Change in Unrealized appreciation/depreciation on:
Investment transactions	55,154,812
Foreign currency translation	868
Change in Net Unrealized Depreciation on Investments	55,155,680
Net Gain on Investments	63,242,662
Increase in Net Assets from Operations	$69,513,932

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020
Operations:
Net investment income	$6,271,270	$10,406,759
Net realized gain (loss)	8,086,982	(19,328,428)
Change in unrealized appreciation/depreciation	55,155,680	(15,519,523)
Increase (Decrease) in Net Assets from Operations	69,513,932	(24,441,192)
Distributions to shareholders from (Note 5):
Net investment income	(5,740,003)	(9,237,818)
Return of capital	—	(3,912,152)
Decrease in Net Assets from Distributions to Shareholders	(5,740,003)	(13,149,970)
Fund Share Transactions (Note 6):
Net proceeds from sale of shares	21,279,183	51,771,354
Reinvestment of distributions	5,575,596	12,755,746
Cost of shares repurchased	(26,619,794)	(57,114,062)
Increase in Net Assets from Fund Share Transactions	234,985	7,413,038
Increase (Decrease) in Net Assets	64,008,914	(30,178,124)
Net Assets:
Beginning of period	175,863,427	206,041,551
End of period	$239,872,341	$175,863,427

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class A Shares[1]	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.36	$7.74	$8.90	$8.58	$7.82	$7.74
Income (loss) from operations:
Net investment income	0.23	0.39	0.48	0.50	0.53	0.53
Net realized and unrealized gain (loss)	2.30	(1.29)	(1.03)	0.47	0.86	0.22
Total income (loss) from operations	2.53	(0.90)	(0.55)	0.97	1.39	0.75
Less distributions from:
Net investment income	(0.21)	(0.34)	(0.48)	(0.53)	(0.53)	(0.52)
Return of capital	—	(0.14)	(0.13)	(0.12)	(0.10)	(0.15)
Total distributions:	(0.21)	(0.48)	(0.61)	(0.65)	(0.63)	(0.67)
Net asset value, end of period	$8.68	$6.36	$7.74	$8.90	$8.58	$7.82
Total return[2]	40.00%	-11.19%	-5.76%	11.70%	18.42%	10.34%
Net assets, end of period (000s)	$35,607	$27,444	$36,462	$37,749	$12,061	$9,460
Ratios to average net assets:
Gross expenses	1.26%[6]	1.31%	1.29%	1.29%	1.32%	1.32%
Net expenses[3,4]	1.21[6]	1.23	1.26[5]	1.25	1.25	1.22
Net investment income	5.90[6]	5.62	6.10	5.67	6.40	7.14
Portfolio turnover rate	44%[7]	77%	61%	37%	52%	53%

*  For the six months ended March 31, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2022, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 1.25%.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class C Shares[1]	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.36	$7.73	$8.88	$8.56	$7.81	$7.74
Income (loss) from operations:
Net investment income	0.20	0.33	0.43	0.40	0.46	0.49
Net realized and unrealized gain (loss)	2.30	(1.27)	(1.02)	0.50	0.86	0.19
Total income (loss) from operations	2.50	(0.94)	(0.59)	0.90	1.32	0.68
Less distributions from:
Net investment income	(0.18)	(0.31)	(0.44)	(0.47)	(0.48)	(0.48)
Return of capital	—	(0.12)	(0.12)	(0.11)	(0.09)	(0.13)
Total distributions:	(0.18)	(0.43)	(0.56)	(0.58)	(0.57)	(0.61)
Net asset value, end of period	$8.68	$6.36	$7.73	$8.88	$8.56	$7.81
Total return[2]	39.35%	-11.80%	-6.48%	11.00%	17.46%	9.45%
Net assets, end of period (000s)	$34,465	$26,784	$38,463	$35,203	$26,612	$21,632
Ratios to average net assets:
Gross expenses	2.01%[6]	2.05%	2.04%	2.04%	2.06%	2.07%
Net expenses [3,4]	1.95[6]	1.97	2.01[5]	2.00	2.00	1.98
Net investment income	5.16[6]	4.84	5.43	4.60	5.62	6.50
Portfolio turnover rate	44%[7]	77%	61%	37%	52%	53%

*  For the six months ended March 31, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2022, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 2.00% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 2.00%.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class FI Shares[1]	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.36	$7.71	$8.86	$8.55	$7.80	$7.73
Income (loss) from operations:
Net investment income	0.22	0.38	0.43	0.59	0.56	0.53
Net realized and unrealized gain (loss)	2.31	(1.25)	(0.98)	0.37	0.83	0.20
Total income (loss) from operations	2.53	(0.87)	(0.55)	0.96	1.39	0.73
Less distributions from:
Net investment income	(0.21)	(0.34)	(0.47)	(0.53)	(0.54)	(0.52)
Return of capital	—	(0.14)	(0.13)	(0.12)	(0.10)	(0.14)
Total distributions:	(0.21)	(0.48)	(0.60)	(0.65)	(0.64)	(0.66)
Net asset value, end of period	$8.68	$6.36	$7.71	$8.86	$8.55	$7.80
Total return[2]	40.04%	-10.82%	-5.80%	11.66%	18.44%	10.20%
Net assets, end of period (000s)	$194	$118	$209	$866	$40	$9
Ratios to average net assets:
Gross expenses	1.23%[6]	1.26%	1.26%[4]	1.36%	2.40%	4.88%
Net expenses[3,4]	1.18[6]	1.20	1.26[5]	1.25	1.25	1.25
Net investment income	5.71[6]	5.54	5.41	6.58	6.76	7.13
Portfolio turnover rate	44%[7]	77%	61%	37%	52%	53%

*  For the six months ended March 31, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2022, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 1.25% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and expense reimbursements, or recapture of previous waivers.

5  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 1.25%.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class I Shares[1]	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.35	$7.73	$8.89	$8.56	$7.81	$7.73
Income (loss) from operations:
Net investment income	0.24	0.40	0.51	0.51	0.56	0.55
Net realized and unrealized gain (loss)	2.30	(1.27)	(1.03)	0.49	0.85	0.22
Total income (loss) from operations	2.54	(0.87)	(0.52)	1.00	1.41	0.77
Less distributions from:
Net investment income	(0.22)	(0.36)	(0.50)	(0.54)	(0.55)	(0.54)
Return of capital	—	(0.15)	(0.14)	(0.13)	(0.11)	(0.15)
Total distributions:	(0.22)	(0.51)	(0.64)	(0.67)	(0.66)	(0.69)
Net asset value, end of period	$8.67	$6.35	$7.73	$8.89	$8.56	$7.81
Total return[2]	40.24%	-10.94%	-5.48%	12.12%	18.66%	10.52%
Net assets, end of period (000s)	$112,087	$80,483	$79,411	$68,138	$38,574	$20,933
Ratios to average net assets:
Gross expenses	1.00%[6]	1.05%	1.03%	1.04%	1.08%	1.07%
Net expenses[3,4]	0.95[6]	0.95	0.96[5]	0.95	0.95	0.95
Net investment income	6.15[6]	5.89	6.47	5.78	6.76	7.42
Portfolio turnover rate	44%[7]	77%	61%	37%	52%	53%

*  For the six months ended March 31, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2022, so that such annual operating expenses will not exceed 0.89%. Separately, the Adviser has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95% for Class I. See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 0.95%.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

Financial highlights (cont'd)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:

Class IS Shares[1]	2021*	2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.35	$7.73	$8.88	$8.56	$7.80	$7.72
Income (loss) from operations:
Net investment income	0.24	0.41	0.51	0.50	0.56	0.56
Net realized and unrealized gain (loss)	2.29	(1.28)	(1.01)	0.50	0.87	0.21
Total income (loss) from operations	2.53	(0.87)	(0.50)	1.00	1.43	0.77
Less distributions from:
Net investment income	(0.22)	(0.36)	(0.51)	(0.55)	(0.56)	(0.54)
Return of capital	—	(0.15)	(0.14)	(0.13)	(0.11)	(0.15)
Total distributions:	(0.22)	(0.51)	(0.65)	(0.68)	(0.67)	(0.69)
Net asset value, end of period	$8.66	$6.35	$7.73	$8.88	$8.56	$7.80
Total return[2]	40.11%	-10.87%	-5.38%	12.21%	18.91%	10.78%
Net assets, end of period (000s)	$57,520	$41,034	$51,497	$54,829	$48,985	$41,248
Ratios to average net assets:
Gross expenses	0.95%[6]	0.99%	0.97%	0.98%	1.01%	0.96%
Net expenses[3,4]	0.90[6]	0.88	0.86[5]	0.85	0.85	0.85
Net investment income	6.20[6]	5.92	6.49	5.69	6.78	7.52
Portfolio turnover rate	44%[7]	77%	61%	37%	52%	53%

*  For the six months ended March 31, 2021 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and or/expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

3  Effective January 31, 2020, the Adviser agreed to waive fees and/or reimburse operating expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2022, so that such annual operating expenses will not exceed 0.89%. Prior to January 31, 2020, the limit was 0.85% and established at the class level (inclusive of 12b-1 and shareholder servicing fees). See Note 3.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expense was 0.01% for the year ended September 30, 2019. Excluding interest, the net expense ratio for the year was 0.85%.

6  Annualized.

7  Not annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

Miller Income Fund 2021 Semi-Annual Report

Notes to financial statements

1. Organization

Miller Income Fund (the "Fund") is a separate non-diversified investment series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to provide a high level on income while maintaining the potential for growth.

2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Investment valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

Miller Income Fund 2021 Semi-Annual Report

Notes to financial statements (cont'd)

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments*
Common Stocks	$115,641,043	$—	$—	$115,641,043
Preferred Stocks	2,649,000	—	—	2,649,000
Convertible Bond	—	5,437,040	—	5,437,040
Corporate Bonds	—	106,762,826	—	106,762,826
Total Investments	$118,290,043	$112,199,866	$—	$230,489,909

*  See Schedule of Investments for additional detailed categorizations.

(b) Return of capital estimates. Distributions received from the Fund's investments in Master Limited Partnerships ("MLPs") generally are comprised of income and return of capital. Distributions received from the Fund's investments in Real Estate Investment Trusts ("REITs") generally are comprised of income, realized capital gains and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Miller Income Fund 2021 Semi-Annual Report

(d) Distributions to shareholders. Distributions are declared and paid on a quarterly basis. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in MLPs and REITs. The Fund intends to distribute the cash received from MLPs and REITs even if all or a portion of that cash may represent a return of capital to the Fund. Distributions of net realized gains, if any, are declared at least annually. The character of distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2021, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of September 30, 2020, open tax years for the Fund include the tax years ended September 30, 2017, September 30, 2018, September 30, 2019 and September 30, 2020.

3. Investment management agreement and other transactions with affiliates

The Trust has an agreement to with the Adviser to furnish investment advisory services to the Fund. Under the investment management agreement, the Fund pays an investment management fee, calculated

Miller Income Fund 2021 Semi-Annual Report

Notes to financial statements (cont'd)

daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

Effective January 31, 2020, the Adviser contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses) through January 31, 2022, so that such annual operating expenses will not exceed 0.89%. Separately, with respect to Class I only, the Adviser has agreed to waive fees and/or reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class-specific expenses, will not exceed 0.95%. These arrangements cannot be terminated prior to February 1, 2021 without the Board of Trustees' consent.

Prior to January 31, 2020, the limit on annual operating expenses was established at a class level and inclusive of 12b-1 fees and shareholder servicing fees and did not exceed the class levels set forth below.

Class A	Class C	Class FI	Class I	Class IS
1.25%	2.00%	1.25%	0.95%	0.85%

During the period ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $155,197.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class's total annual operating expenses have fallen to a level below the expense limitation ("expense cap") in effect at the time the fees were earned or the expenses incurred. In no case will the Adviser recapture any amount that would result, on any particular business day of the Fund, in the class's total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Miller Income Fund 2021 Semi-Annual Report

At March 31, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to be recaptured by the Adviser and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2021	$8,343	$13,168	$318	$45,391	$65,670
Expires September 30, 2022	12,875	13,061	—	49,757	56,922
Expires September 30, 2023	24,517	25,075	114	72,819	49,588
Expires March 31, 2024	8,414	8,275	39	25,437	13,032
Total	$54,149	$59,579	$471	$193,404	$185,212

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar"), serves as the Fund's distributor and principal underwriter. For the period ended March 31, 2021, the Fund incurred the following expenses for administration & fund accounting, transfer agent, custody and compliance fees:

Administration & fund accounting	$58,737
Transfer agent	$70,837
Custody	$20,455
Compliance	$6,628

At March 31, 2021, the Fund had payables for administration & fund accounting, transfer agent, custody and compliance fees in the following amounts:

Administration & fund accounting	$30,911
Transfer agent	$36,722
Custody	$7,154
Compliance	$3,300

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $7,902 for their services and reimbursement of travel expenses during the period ended March 31, 2021. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

Miller Income Fund 2021 Semi-Annual Report

Notes to financial statements (cont'd)

For the period ended March 31, 2021, Quasar did not retain any sales charges for the Fund's Class A shares, and CDSCs for Class A and C shares were $0 and $314, respectively.

4. Investments

During the period ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$89,286,447
Sales	$95,042,300

5. Class specific expenses and distributions

The Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively.

The Fund also has arrangements with various parties to provide ongoing sub-transfer agency services for each share class. Sub-transfer agency and/or distribution fees are accrued daily and paid monthly or quarterly.

For the period ended March 31, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Servicing Fees
Class A	$40,407	$10,756
Class C	157,997	9,299
Class FI	183	24
Class I	—	26,147
Total	$198,587	$46,226

Distributions by class for the period ended March 31, 2021, and year ended September 30, 2020 were as follows:

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Net Investment Income:
Class A	$840,283	$1,499,220
Class C	723,151	1,386,923
Class FI	4,287	9,439
Class I	2,749,913	3,939,463
Class IS	1,422,369	2,402,773
Total	$5,740,003	$9,237,818

Miller Income Fund 2021 Semi-Annual Report

	Six Months Ended March 31, 2021	Year Ended September 30, 2020
Return of Capital
Class A	$—	$617,306
Class C	—	522,706
Class FI	—	2,827
Class I	—	1,825,542
Class IS	—	943,771
Total	$—	$3,912,152

6. Shares of beneficial interest

At March 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with no par value. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2021		Year Ended September 30, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	785,598	$6,214,285	1,092,730	$7,356,231
Shares issued on reinvestment	102,881	828,005	333,834	2,076,231
Shares repurchased	(1,099,886)	(8,586,152)	(1,826,559)	(13,077,619)
Net decrease	(211,407)	$(1,543,862)	(399,995)	$(3,645,157)
Class C
Shares sold	372,645	$2,784,505	739,603	$5,054,775
Shares issued on reinvestment	88,435	710,236	302,436	1,871,719
Shares repurchased	(699,789)	(5,495,119)	(1,808,582)	(12,242,825)
Net decrease	(238,709)	$(2,000,378)	(766,543)	$(5,316,331)
Class FI
Shares sold	6,929	$58,855	16,968	$133,086
Shares issued on reinvestment	398	3,229	1,623	9,653
Shares repurchased	(3,592)	(30,529)	(27,163)	(170,172)
Net increase (decrease)	3,735	$31,555	(8,572)	$(27,433)
Class I
Shares sold	1,576,542	$12,221,538	5,594,314	$39,227,262
Shares issued on reinvestment	324,738	2,611,757	889,785	5,451,600
Shares repurchased	(1,638,541)	(12,507,994)	(4,093,960)	(27,472,093)
Net increase	262,739	$2,325,301	2,390,139	$17,206,769
Class IS
Shares issued on reinvestment	176,928	$1,422,369	542,545	$3,346,543
Shares repurchased	—	—	(747,403)	(4,151,353)
Net increase (decrease)	176,928	$1,422,369	(204,858)	$(804,810)
Total increase	(6,714)	$234,985	1,010,171	$7,413,038

Miller Income Fund 2021 Semi-Annual Report

Notes to financial statements (cont'd)

7. Income tax information

At September 30, 2020, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax cost of investments	$183,881,826
Gross unrealized appreciation	$19,454,264
Gross unrealized depreciation	(29,789,349)
Net unrealized depreciation	$(10,335,085)
Capital loss carryforwards	(48,508,156)
Other book/tax temporary differences(a)	(872,029)
Total accumulated losses	$(59,715,270)

(a)  Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses and passive activity losses from partnerships.

GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2020, the following reclassifications have been made:

	Accumulated Net Realized Loss	Paid-in Capital
(a)	$233,235	$(233,235)

(a)  Reclassifications are due to the difference between the estimated and actual tax return of capital amount and book/tax differences in the treatment of various items.

At September 30, 2020, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$30,077,530	$18,430,626	$48,508,156

8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2021, Morgan Stanley, LLC. held approximately 30%, in aggregate for the benefit of others, of the outstanding shares of the Fund.

Miller Income Fund 2021 Semi-Annual Report

9. Line of Credit

The Fund has access to a $10 million unsecured line of credit through an agreement with US Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2021 was as follows:

Maximum available credit	$10,000,000
Largest amount outstanding on an individual day	$4,929,000
Average daily loan outstanding	$1,247,681
Interest expense	$7,772
Loan outstanding as of March 31, 2021	$3,559,000
Average interest rate	3.20%

10. COVID-19 Risk

The global outbreak of COVID-19 (commonly referred to as "coronavirus") has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund's investments, impair the Fund's ability to satisfy redemption requests, and negatively impact the Fund's performance.

11. Convertible Preferred Stock

The Fund participated in a private offering of convertible preferred stock by Stronghold Digital Mining, Inc. The consideration paid for the preferred stock was deposited with the subscription agent until settlement of the offering and is reported as "Deposits Pending Offering" on the Statement of assets and liabilities. Subsequent to the end of the period, the preferred stock was issued to the Fund.

12. Subsequent Events

Management has evaluated events and transactions that occurred subsequent to March 31, 2021 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Miller Income Fund 2021 Semi-Annual Report

Additional information (unaudited)

March 31, 2021

Proxy Voting Policies and Procedures

You may obtain a description of the Fund's proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-593-5110 or on the EDGAR Database on the SEC's website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund's Form N-PX is available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Miller Income Fund 2021 Semi-Annual Report

Privacy notice

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Miller Income Fund 2021 Semi-Annual Report

Investment Adviser

Miller Value Partners, LLC
One South Street
Suite 2550
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal Counsel

Morgan, Lewis & Bockius, LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Miller Value Funds

888.593.5110
millervaluefunds.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	6/8/2021

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	6/8/2021